Exhibit 99.2

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Storm Recovery Property Servicing Agreement)

ENTERGY NEW ORLEANS STORM RECOVERY FUNDING I, L.L.C.
Entergy New Orleans, Inc., as Servicer

Pursuant to Section 3.01(b)(i) of the Storm Recovery Property Servicing Agreement, dated as of July 22, 2015 (the “Servicing Agreement”), between ENTERGY NEW ORLEANS, INC., as Servicer, and ENTERGY NEW ORLEANS STORM RECOVERY FUNDING I, L.L.C., the Servicer does hereby certify as follows:
For the Month Ended: May 31, 2017

Storm Cost Recovery Group Total	SRC’s Collected and Remitted Collected: $992,431.88 Remitted: $983,110.16*
*Includes $38,873.37 collected in April and remitted in May. Difference between total collected and total remitted amount reflects $48,195.09 collected in May and remitted in June.

Capitalized terms used herein have their respective meanings set forth in the Storm Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 21st day of June, 2017.

ENTERGY NEW ORLEANS, INC., as Servicer
By/s/ Steven C. McNeal
Name:    Steven C. McNeal
Title:    Vice President and Treasurer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Storm Recovery Property Servicing Agreement)

ENTERGY NEW ORLEANS STORM RECOVERY FUNDING I, L.L.C.
Entergy New Orleans, Inc., as Servicer

Pursuant to Section 3.01(b)(i) of the Storm Recovery Property Servicing Agreement, dated as of July 22, 2015 (the “Servicing Agreement”), between ENTERGY NEW ORLEANS, INC., as Servicer, and ENTERGY NEW ORLEANS STORM RECOVERY FUNDING I, L.L.C., the Servicer does hereby certify as follows:
For the Month Ended: June 30, 2017

Storm Cost Recovery Group Total	SRC’s Collected and Remitted Collected: $1,005,045.95 Remitted: $1,000,733.08*

*Includes $48,195.09 collected in May and remitted in June. Difference between total collected and total remitted amount reflects $52,507.96 collected in June and remitted in July.

Capitalized terms used herein have their respective meanings set forth in the Storm Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 17th day of July, 2017.

ENTERGY NEW ORLEANS, INC., as Servicer
By/s/ Steven C. McNeal
Name:    Steven C. McNeal
Title:    Vice President and Treasurer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Storm Recovery Property Servicing Agreement)

ENTERGY NEW ORLEANS STORM RECOVERY FUNDING I, L.L.C.
Entergy New Orleans, Inc., as Servicer

Pursuant to Section 3.01(b)(i) of the Storm Recovery Property Servicing Agreement, dated as of July 22, 2015 (the “Servicing Agreement”), between ENTERGY NEW ORLEANS, INC., as Servicer, and ENTERGY NEW ORLEANS STORM RECOVERY FUNDING I, L.L.C., the Servicer does hereby certify as follows:
For the Month Ended: July 31, 2017

Storm Cost Recovery Group Total	SRC’s Collected and Remitted Collected: $1,093,687.33 Remitted: $1,074,012.10*

*Includes $52,507.96 collected in June and remitted in July. Difference between total collected and total remitted amount reflects $72,183.19 collected in July and remitted in August.

Capitalized terms used herein have their respective meanings set forth in the Storm Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 15th day of August, 2017.

ENTERGY NEW ORLEANS, INC., as Servicer
By/s/ Steven C. McNeal
Name:    Steven C. McNeal
Title:    Vice President and Treasurer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Storm Recovery Property Servicing Agreement)

ENTERGY NEW ORLEANS STORM RECOVERY FUNDING I, L.L.C.
Entergy New Orleans, Inc., as Servicer

Pursuant to Section 3.01(b)(i) of the Storm Recovery Property Servicing Agreement, dated as of July 22, 2015 (the “Servicing Agreement”), between ENTERGY NEW ORLEANS, INC., as Servicer, and ENTERGY NEW ORLEANS STORM RECOVERY FUNDING I, L.L.C., the Servicer does hereby certify as follows:
For the Month Ended: August 31, 2017

Storm Cost Recovery Group Total	SRC’s Collected and Remitted Collected: $1,303,666.60 Remitted: $1,303,121.05*

*Includes $72,183.19 collected in July and remitted in August. Difference between total collected and total remitted amount reflects $72,728.74 collected in August and remitted in September.

Capitalized terms used herein have their respective meanings set forth in the Storm Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 19th day of September, 2017.

ENTERGY NEW ORLEANS, INC., as Servicer
By: /s/ Stacey Lousteau
Name:    Stacey Lousteau
Title:    Senior Manager, Financing and Assistant Treasurer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Storm Recovery Property Servicing Agreement)

ENTERGY NEW ORLEANS STORM RECOVERY FUNDING I, L.L.C.
Entergy New Orleans, Inc., as Servicer

Pursuant to Section 3.01(b)(i) of the Storm Recovery Property Servicing Agreement, dated as of July 22, 2015 (the “Servicing Agreement”), between ENTERGY NEW ORLEANS, INC., as Servicer, and ENTERGY NEW ORLEANS STORM RECOVERY FUNDING I, L.L.C., the Servicer does hereby certify as follows:
For the Month Ended: September 30, 2017

Storm Cost Recovery Group Total	SRC’s Collected and Remitted Collected: $1,267,870.84 Remitted: $1,265,440.97*

*Includes $72,728.74 collected in August and remitted in September. Difference between total collected and total remitted amount reflects $75,158.61 collected in September and remitted in October.

Capitalized terms used herein have their respective meanings set forth in the Storm Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 16th day of October, 2017.

ENTERGY NEW ORLEANS, INC., as Servicer
By/s/ Stacey Lousteau
Name:    Stacey Lousteau
Title:    Senior Manager, Financing and Assistant Treasurer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Storm Recovery Property Servicing Agreement)

ENTERGY NEW ORLEANS STORM RECOVERY FUNDING I, L.L.C.
Entergy New Orleans, Inc., as Servicer

Pursuant to Section 3.01(b)(i) of the Storm Recovery Property Servicing Agreement, dated as of July 22, 2015 (the “Servicing Agreement”), between ENTERGY NEW ORLEANS, INC., as Servicer, and ENTERGY NEW ORLEANS STORM RECOVERY FUNDING I, L.L.C., the Servicer does hereby certify as follows:
For the Month Ended: October 31, 2017

Storm Cost Recovery Group Total	SRC’s Collected and Remitted Collected: $1,339,647.82 Remitted: $1,385,178.87*

*Includes $75,158.61 collected in September and remitted in October. Difference between total collected and total remitted amount reflects $29,627.56 collected in October and remitted in November.

Capitalized terms used herein have their respective meanings set forth in the Storm Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 16th day of November, 2017.

ENTERGY NEW ORLEANS, INC., as Servicer
By/s/ Stacey Lousteau
Name:    Stacey Lousteau
Title:    Senior Manager, Financing and Assistant Treasurer